CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 802,923	$ 724,847	$ 685,866
Change in unrealized losses on marketable securities:
Unrealized losses arising during the period, net of tax benefit of $2,056, $1,075 and $2,032, respectively	(6,537)	(2,793)	(5,209)
Losses (gains) reclassified into earnings, net of tax expense (benefit) of $(41), $728 and $(3), respectively	135	(2,265)	(19)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(6,402)	(5,058)	(5,228)
Change in unrealized gains on cash flow hedges:
Unrealized gains arising during the period, net of tax expense of $561, $30 and $136, respectively	4,114	159	716
Losses (gains) reclassified into earnings, net of tax expense (benefit) of $(559), $(19) and $254, respectively	(4,096)	(101)	1,332
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	18	58	2,048
Other comprehensive loss, net of tax	(6,384)	(5,000)	(3,180)
Comprehensive income	$ 796,539	$ 719,847	$ 682,686